Loss Before Income Tax - Schedule of Other Gains and Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit Loss [Abstract]
Net foreign exchange (losses) gain	$ 512,450	$ (210,647)	$ (135,413)
(Loss) Gain on disposal of property, plant and equipment		968	(74,195)
Net (loss) gains on fair value changes of financial assets and liabilities at fair value through profit or loss	594,046	78,038	(46,985)
Loss on lease modification			(64,287)
Others	14	2,342	(6,678)
Other gains and losses	$ 1,106,510	$ (129,299)	$ (327,558)